Drilling units (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cost
Impairment	$ 0
Predecessor
Cost
Impairment		$ (414)
Drilling units
Cost
Opening balance	6,890
Additions	61
Closing balance	6,951
Accumulated depreciation
Opening balance	(231)
Depreciation	(207)
Closing balance	(438)
Net book value	$ 6,513		$ 6,659
Drilling units | Predecessor
Cost
Opening balance		17,335
Additions		117
Impairment		(414)
Closing balance		17,038
Accumulated depreciation
Opening balance		(4,119)
Depreciation		(388)
Closing balance		(4,507)
Net book value		$ 12,531		$ 13,216